Schedule Of Earnings Per Share Basic And Diluted Discontinued Operation (Details)	12 Months Ended
Dec. 31, 2015 USD ($)
Loss Per Share Schedule Of Earnings Per Share Basic And Diluted Discontinued Operation 1	$ 1,498,971
Loss Per Share Schedule Of Earnings Per Share Basic And Diluted Discontinued Operation 2	(5,144,249)
Loss Per Share Schedule Of Earnings Per Share Basic And Diluted Discontinued Operation 3	(725,063)
Loss Per Share Schedule Of Earnings Per Share Basic And Diluted Discontinued Operation 4	34,483,100
Loss Per Share Schedule Of Earnings Per Share Basic And Diluted Discontinued Operation 5	30,601,209
Loss Per Share Schedule Of Earnings Per Share Basic And Diluted Discontinued Operation 6	27,356,504
Loss Per Share Schedule Of Earnings Per Share Basic And Diluted Discontinued Operation 7	35,382,895
Loss Per Share Schedule Of Earnings Per Share Basic And Diluted Discontinued Operation 8	30,601,209
Loss Per Share Schedule Of Earnings Per Share Basic And Diluted Discontinued Operation 9	$ 27,356,504
Loss Per Share Schedule Of Earnings Per Share Basic And Diluted Discontinued Operation 10	0.04
Loss Per Share Schedule Of Earnings Per Share Basic And Diluted Discontinued Operation 11	(0.17)
Loss Per Share Schedule Of Earnings Per Share Basic And Diluted Discontinued Operation 12	(0.03)
Loss Per Share Schedule Of Earnings Per Share Basic And Diluted Discontinued Operation 13	0.04
Loss Per Share Schedule Of Earnings Per Share Basic And Diluted Discontinued Operation 14	(0.17)
Loss Per Share Schedule Of Earnings Per Share Basic And Diluted Discontinued Operation 15	(0.03)